Other assets:	12 Months Ended
Dec. 31, 2012
Other assets:
Other assets:

8.              Other assets:

	December 31, 2012	December 31, 2011

Note receivable (a)	$—	$2,446
Deferred financing charges (b)	902	1,323
Other	950	259
	1,852	4,028
Current portion	—	(2,034)
	$1,852	$1,994

(a)         On October 15, 2010, the Company entered into a Note and Warrant Purchase Agreement (the “Agreement”) with a private energy company based in the United States to fund operating and capital expenditures related to infrastructure development activities.

Under the Agreement, the Company loaned $2,200 and received 1,427,179 warrants representing 20% of the current outstanding shares to purchase common shares at $0.10 per share for a period of five years.  The loan bore interest at 12.5%, and was payable on maturity dates ranging from October 15, 2012 to October 20, 2013.  The value of the warrants was nominal at the time of issue.

On February 29, 2012, the total loan principal and accrued interest of $2,494 was repaid in full by the counterparty, and the warrants were terminated.

(b)         Financing charges incurred on the issuance of subordinated debentures (note 13(a)) have been deferred and are being amortized into income over the term of the debentures using the effective interest rate method.